Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 8,267,771	$ 3,559,399
Trade accounts receivable, net	1,536,746	2,013,023
Other receivables	2,525,962	1,866,624
Inventories	1,530,069	1,662,422
Restricted cash	876,187	345,010
Prepaid expenses	442,307	244,315
Total current assets	15,179,042	9,690,793
Long-term assets:
Vessels, net	95,598,016	98,458,447
Restricted cash	1,900,000	2,433,768
Derivative	230,640	0
Total assets	112,907,698	110,583,008
Current liabilities
Long-term bank loans, current portion	14,993,800	20,645,320
Related party loan, current	0	2,500,000
Trade accounts payable	2,219,766	2,854,377
Accrued expenses	1,158,617	1,300,420
Accrued preferred dividends	332,393	168,676
Deferred revenues	883,129	949,364
Derivative	322,741	203,553
Due to related company	747,680	24,072
Total current liabilities	20,658,126	28,645,782
Long-term liabilities
Long-term bank loans, net of current portion	46,699,188	46,220,028
Derivative	0	362,195
Total long-term liabilities	46,699,188	46,582,223
Total liabilities	67,357,314	75,228,005
Commitments and Contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 8,365 and nil shares, respectively, issued and outstanding)	0	8,019,636
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 6,708,946 and 7,244,891, issued and outstanding)	217,347	201,268
Additional paid-in capital	264,531,339	257,467,980
Accumulated deficit	(219,198,302)	(230,333,881)
Total shareholders’ equity	45,550,384	27,335,367
Total liabilities, mezzanine equity and shareholders’ equity	$ 112,907,698	$ 110,583,008